FAIR VALUE OF FINANCIAL INSTRUMENTS - Put option agreement (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
MTS Armenia | Liabilities under put option agreements
Significant unobservable inputs
Liabilities	₽ 3,629	₽ 2,012
Oblachny Retail LLC | Liabilities under option agreements
Significant unobservable inputs
Liabilities	₽ 0	₽ 412
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Post-tax discount rate	16.70%	10.00%
Revenue, average amount per year	₽ 660	₽ 632
OIBDA/EBITDA margin	(68.00%)	13.00%
Net debt, average amount per year	₽ (3,079)	₽ (129)
Level 3 | Liabilities under option agreements
Significant unobservable inputs
Liabilities	₽ 3,735	₽ 2,424
Discounted cash flow technique | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Post-tax discount rate	13.00%	13.00%
Discounted cash flow technique | Minimum | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	0.3	0.0
OIBDA margin	40.50%	40.20%
Discounted cash flow technique | Maximum | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	2.0	(0.5)
OIBDA margin	43.20%	41.20%
Discounted cash flow technique | Weighted average | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	0.9	(0.2)
OIBDA margin	41.50%	40.70%